T. ROWE PRICE Maryland Tax-Free Bond Fund
May 31, 2025 (Unaudited)

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 100.7%
DISTRICT OF COLUMBIA  2.9%
Washington Metropolitan Area Transit Auth., Series A, 3.00%,
7/15/43  4,115 3,111
Washington Metropolitan Area Transit Auth., Series A, 4.00%,
7/15/46  2,205 1,928
Washington Metropolitan Area Transit Auth., Series A, 5.00%,
7/15/42  5,000 5,190
Washington Metropolitan Area Transit Auth., Series A, 5.25%,
7/15/53  14,460 14,800
Washington Metropolitan Area Transit Auth., Series A, 5.50%,
7/15/51  14,635 15,296
Washington Metropolitan Area Transit Auth., Series B, 5.00%,
7/1/42  7,750 7,775
Washington Metropolitan Area Transit Auth., Second Lien,
5.00%, 7/15/43  3,115 3,214
Washington Metropolitan Area Transit Auth., Second Lien,
Series A, 4.375%, 7/15/59  4,075 3,632
Washington Metropolitan Area Transit Auth., Second Lien,
Series A, 5.25%, 7/15/59  11,450 11,728
66,674
MARYLAND  93.1%
Annapolis, Series A, GO, 4.00%, 8/1/40  1,940 1,906
Annapolis, Series A, GO, 4.00%, 8/1/41  2,025 1,965
Annapolis, Series A, GO, 4.00%, 8/1/42  1,080 1,039
Annapolis, Series A, GO, 5.00%, 8/1/43  490 511
Annapolis, Series A, GO, 5.00%, 8/1/46  565 583
Annapolis, Series A, GO, 5.00%, 8/1/48  625 643
Annapolis, Series A, GO, 5.00%, 8/1/52  2,845 2,910
Anne Arundel County, GO, 5.00%, 10/1/37  3,150 3,192
Anne Arundel County Consolidated Special Taxing Dist.,
Villages of Dorchester & Farmington Village, 5.00%, 7/1/25  395 395
Anne Arundel County Consolidated Special Taxing Dist.,
Villages of Dorchester & Farmington Village, 5.00%, 7/1/32  4,220 4,222
Anne Arundel County, Annapolis Area Christian School,
Series A, 6.50%, 7/1/33  2,360 2,361
Anne Arundel County, Annapolis Area Christian School,
Series A, 6.75%, 7/1/43  4,970 4,942
Anne Arundel County, Consolidated General Improvement, GO,
3.00%, 10/1/38  6,220 5,319
Anne Arundel County, Consolidated General Improvement, GO,
3.00%, 10/1/49  6,780 4,938
Anne Arundel County, Consolidated General Improvement, GO,
4.00%, 10/1/53  8,500 7,572

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/39  3,105 3,113
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/40  3,610 3,642
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/42  1,450 1,452
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/43  6,115 6,498
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/44  4,255 4,451
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/45  4,350 4,354
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/46  5,830 5,848
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/47  4,015 4,160
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/48  16,835 17,055
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/49  4,380 4,539
Anne Arundel County, Consolidated General Improvement,
Series 2016, GO, 5.00%, 10/1/41  1,450 1,452
Anne Arundel County, Consolidated General Improvement,
Series 2018, GO, 5.00%, 10/1/47  3,500 3,520
Anne Arundel County, Consolidated General Improvement,
Series 2024, GO, 5.00%, 10/1/41  5,475 5,861
Anne Arundel County, Consolidated General Improvement
Bonds, GO, 5.00%, 10/1/42  6,115 6,534
Anne Arundel County, Consolidated General Improvement,
Water & Sewer, GO, 5.00%, 10/1/41  3,105 3,110
Anne Arundel County, Consolidated Water & Sewer, GO,
3.00%, 10/1/38  2,300 1,967
Anne Arundel County, Consolidated Water & Sewer, GO,
5.00%, 4/1/40  2,425 2,615
Anne Arundel County, Consolidated Water & Sewer, GO,
5.00%, 4/1/41  2,430 2,601
Anne Arundel County, Consolidated Water & Sewer, GO,
5.00%, 4/1/42  2,430 2,582
Anne Arundel County, Consolidated Water & Sewer, GO,
5.00%, 10/1/42  3,105 3,110
Anne Arundel County, Consolidated Water & Sewer, GO,
5.00%, 4/1/43  1,030 1,082
Anne Arundel County, Consolidated Water & Sewer, GO,
5.00%, 10/1/43  2,805 2,981
Anne Arundel County, Consolidated Water & Sewer, GO,
5.00%, 4/1/45  10,340 10,340

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Anne Arundel County, Consolidated Water & Sewer, GO,
5.00%, 10/1/49  1,555 1,611
Anne Arundel County, Consolidated Water & Sewer,
Series 2015, GO, 5.00%, 4/1/40  9,875 9,875
Anne Arundel County, Consolidated Water & Sewer,
Series 2020, GO, 5.00%, 10/1/38  2,470 2,573
Anne Arundel County, Consolidated Water & Sewer Bonds, GO,
5.00%, 10/1/42  2,810 3,002
Anne Arundel County, Recreational Fac. Improvements, GO,
5.00%, 10/1/40  3,105 3,111
Anne Arundel County, Recreational Fac. Improvements, GO,
5.00%, 10/1/45  9,315 9,323
Anne Arundel County, Sewer Improvements, GO, 5.00%,
10/1/43  10,830 10,887
Anne Arundel County, Villages at Two Rivers Project, Series R,
4.25%, 7/1/44 (1) 2,500 2,320
Anne Arundel County, Villages at Two Rivers Project, Series R,
5.00%, 7/1/39 (1) 2,000 2,129
Baltimore City, Harbor Point Project, 4.75%, 6/1/31  2,025 2,026
Baltimore County, GO, 4.00%, 3/1/38  4,020 4,005
Baltimore County, GO, 4.00%, 3/1/39  3,025 2,997
Baltimore County, Series A, GO, 5.00%, 7/1/39  1,300 1,420
Baltimore County, Series A, GO, 5.00%, 7/1/40  1,280 1,388
Baltimore County, Consolidated Public Improvement, GO,
3.00%, 3/1/38  3,000 2,601
Baltimore County, Consolidated Public Improvement, GO,
3.00%, 3/1/39  5,000 4,238
Baltimore County, Metropolitan Dist. 78th Issue, GO, 5.00%,
2/1/46  2,000 2,002
Baltimore County, Metropolitan Dist. 80th Issue, GO, 4.00%,
3/1/38  610 605
Baltimore County, Metropolitan Dist. 80th Issue, GO, 4.00%,
3/1/45  1,700 1,588
Baltimore County, Metropolitan Dist. 83rd Issue, GO, 4.00%,
3/1/39  3,750 3,715
Baltimore County, Metropolitan Dist. 84th Issue, GO, 5.00%,
3/1/48  10,920 11,293
Baltimore County, Metropolitan Dist. 84th Issue, GO, 5.00%,
3/1/49  4,280 4,419
Baltimore County, Metropolitan Dist. 84th Issue, GO, 5.00%,
3/1/53  19,365 19,875
Baltimore County, Metropolitan Dist. 85th Issue, GO, 5.00%,
7/1/47  1,895 1,972
Baltimore County, Oak Crest Village, 4.00%, 1/1/45  1,750 1,503
Baltimore County, Oak Crest Village, 4.00%, 1/1/50  10,640 8,713
Baltimore County, Oak Crest Village, 5.00%, 1/1/27  1,155 1,163

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Baltimore County, Oak Crest Village, 5.00%, 1/1/28  1,325 1,335
Baltimore County, Oak Crest Village, 5.00%, 1/1/29  1,035 1,042
Baltimore County, Oak Crest Village, 5.00%, 1/1/30  1,565 1,575
Baltimore County, Oak Crest Village, 5.00%, 1/1/37  8,345 8,373
Baltimore County, Riverwood Village, 4.00%, 1/1/34  265 263
Baltimore County, Riverwood Village, 4.00%, 1/1/35  1,065 1,047
Baltimore County, Riverwood Village, 4.00%, 1/1/45  10,920 9,304
Baltimore County, Riverwood Village, 4.00%, 1/1/50  11,330 9,212
Baltimore County, Riverwood Village, Series 2020, 4.00%,
1/1/36  500 486
Baltimore, Consolidated Tax Increment Fin., 5.00%, 6/15/25  590 590
Baltimore, Consolidated Tax Increment Fin., 5.00%, 6/15/26  375 375
Baltimore, Consolidated Tax Increment Fin., 5.00%, 6/15/27  520 520
Baltimore, Consolidated Tax Increment Fin., 5.00%, 6/15/28  1,215 1,216
Baltimore, Consolidated Tax Increment Fin., 5.00%, 6/15/29  930 931
Baltimore, Consolidated Tax Increment Fin., 5.00%, 6/15/30  515 515
Baltimore, Consolidated Tax Increment Fin., 5.00%, 6/15/33  415 415
Baltimore, East Baltimore Research Park, Series A, 4.50%,
9/1/33  1,120 1,104
Baltimore, Harbor Point Project, 4.50%, 6/1/33  750 748
Baltimore, Harbor Point Project, 4.875%, 6/1/42  2,865 2,782
Baltimore, Harbor Point Project, 5.00%, 6/1/36  3,800 3,794
Baltimore, Harbor Point Project, 5.00%, 6/1/51  6,700 6,314
Baltimore, Harbor Point Project, 5.125%, 6/1/43  11,230 10,810
Baltimore, Harbor Point Project, Series A, 3.20%, 6/1/30 (2) 200 191
Baltimore, Harbor Point Project, Series A, 3.25%, 6/1/31 (2) 220 208
Baltimore, Harbor Point Project, Series A, 3.30%, 6/1/32 (2) 250 234
Baltimore, Harbor Point Project, Series A, 3.35%, 6/1/33 (2) 270 251
Baltimore, Harbor Point Project, Series A, 3.50%, 6/1/39 (2) 1,400 1,210
Baltimore, Harbor Point Project, Series A, 3.625%, 6/1/46 (2) 7,435 6,007
Baltimore, Harbor Point Project, Series B, 3.55%, 6/1/34 (2) 325 297
Baltimore, Harbor Point Project, Series B, 3.70%, 6/1/39 (2) 650 564
Baltimore, Harbor Point Project, Series B, 3.875%, 6/1/46 (2) 1,020 839
Baltimore, Water Project, Series A, 5.00%, 7/1/28 (3)(4) 205 210
Brunswick, Brunswick Crossing Special Taxing Dist., 4.00%,
7/1/29  955 937
Brunswick, Brunswick Crossing Special Taxing Dist., 5.00%,
7/1/36  1,547 1,551
Frederick County, Public Facilities Project, Series A, GO,
1.875%, 10/1/38  8,755 6,210
Frederick County, Public Facilities Project, Series A, GO,
3.00%, 4/1/44  13,560 10,735
Frederick County, Public Facilities Project, Series A, GO,
4.00%, 4/1/42  5,780 5,564

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Frederick County, Public Facilities Project, Series A, GO,
4.00%, 4/1/43  4,195 4,027
Frederick County, Urbana Community Dev. Auth., Series A,
4.00%, 7/1/31  4,345 4,346
Frederick County, Urbana Community Dev. Auth., Series A,
4.00%, 7/1/32  3,305 3,276
Frederick County, Urbana Community Dev. Auth., Series A,
4.00%, 7/1/33  1,795 1,768
Frederick County, Urbana Community Dev. Auth., Series A,
4.00%, 7/1/34  1,980 1,938
Frederick County, Urbana Community Dev. Auth., Series A,
4.00%, 7/1/36  2,160 2,089
Frederick County, Urbana Community Dev. Auth., Series A,
4.00%, 7/1/37  1,190 1,144
Frederick County, Urbana Community Dev. Auth., Series A,
4.00%, 7/1/39  570 536
Frederick County, Urbana Community Dev. Auth., Series A,
4.00%, 7/1/40  1,140 1,060
Frederick County, Urbana Community Dev. Auth., Series A,
5.00%, 7/1/27  1,540 1,590
Frederick County, Urbana Community Dev. Auth., Series A,
5.00%, 7/1/28  2,620 2,742
Frederick County, Urbana Community Dev. Auth., Series A,
5.00%, 7/1/29  2,525 2,663
Frederick County, Urbana Community Dev. Auth., Series C,
4.00%, 7/1/50 (2) 6,820 5,686
Gaithersburg, Asbury Obligated Group, 4.50%, 1/1/42  5,000 4,564
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/33  1,205 1,219
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/36  10,215 10,269
Gaithersburg, Asbury Obligated Group, Series B, 5.00%, 1/1/27  2,115 2,127
Harford County, Consolidated Public Improvement, GO, 3.20%,
9/15/37  2,375 2,143
Howard County Housing Commission, Columbia Landing
Apartments, Series A, 1.60%, 6/1/29  5,000 4,499
Howard County Housing Commission, Gateway Village Apts,
4.00%, 6/1/46  5,965 5,149
Howard County Housing Commission, Orchard Meadows
Apartments, 4.125%, 12/1/43  14,395 12,946
Howard County Housing Commission, Woodfield Oxford
Square Apts, 5.00%, 12/1/29  1,055 1,093
Howard County Housing Commission, Woodfield Oxford
Square Apts, 5.00%, 12/1/30  1,035 1,072
Howard County Housing Commission, Woodfield Oxford
Square Apts, 5.00%, 12/1/31  750 775
Howard County Housing Commission, Woodfield Oxford
Square Apts, 5.00%, 12/1/32  550 568

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Howard County Housing Commission, Woodfield Oxford
Square Apts, 5.00%, 12/1/37  7,350 7,430
Howard County Housing Commission, Woodfield Oxford
Square Apts, 5.00%, 12/1/42  6,930 6,939
Howard County Housing Commission, Woodfield Oxford
Square Apts, 5.00%, 12/1/46  10,000 9,878
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/28  365 381
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/29  410 433
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/30  455 485
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/31  510 549
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/32  560 607
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/33  615 665
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/34  475 511
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/35  735 789
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/36  800 854
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/37  470 499
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/38  500 526
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/39  500 521
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/44  2,260 2,300
Howard County, Consolidated Public Improvement, Series A,
GO, 1.75%, 8/15/36  7,875 5,881
Howard County, Downtown Columbia Project, Series A, 4.00%,
2/15/28 (2) 360 360
Howard County, Downtown Columbia Project, Series A,
4.125%, 2/15/34 (2) 1,250 1,191
Howard County, Downtown Columbia Project, Series A,
4.375%, 2/15/39 (2) 1,000 931
Howard County, Downtown Columbia Project, Series A, 4.50%,
2/15/47 (2) 2,950 2,604
Howard County, Metropolitan District Project, Series B, GO,
3.00%, 8/15/49  1,060 774
Howard County, Patuxent Square Apts, VRDN, 4.75%, 10/1/36
(Tender 4/1/29) (5) 1,915 1,916

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Hyattsville, GO, 5.00%, 1/1/28  360 367
Hyattsville, GO, 5.00%, 1/1/29  375 382
Hyattsville, GO, 5.00%, 1/1/30  395 402
Hyattsville, GO, 5.00%, 1/1/31  415 422
Hyattsville, GO, 5.00%, 1/1/32  435 442
Hyattsville, GO, 5.00%, 1/1/33  455 462
Hyattsville, GO, 5.00%, 1/1/34  480 486
Hyattsville, GO, 5.00%, 1/1/35  505 511
Hyattsville, GO, 5.00%, 1/1/36  530 536
Hyattsville, GO, 5.00%, 1/1/37  555 560
Hyattsville, GO, 5.00%, 1/1/38  585 589
Hyattsville, GO, 5.00%, 1/1/44  2,100 2,074
Hyattsville, GO, 5.00%, 1/1/49  3,530 3,395
Maryland, Series A, GO, 5.00%, 6/1/38  3,450 3,781
Maryland CDA, 4.65%, 9/1/37  6,000 6,024
Maryland CDA, 4.95%, 9/1/42  4,500 4,580
Maryland CDA, 6.00%, 3/1/53  6,010 6,374
Maryland CDA, Series A, 3.00%, 9/1/51  15,135 14,898
Maryland CDA, Series A, 3.375%, 9/1/34  1,515 1,398
Maryland CDA, Series A, 3.75%, 3/1/50  8,490 8,488
Maryland CDA, Series A, 4.50%, 9/1/48  4,635 4,688
Maryland CDA, Series A, 4.70%, 3/1/46  2,650 2,578
Maryland CDA, Series A, 5.00%, 9/1/52  3,935 4,052
Maryland CDA, Series B, 3.00%, 9/1/51  30,545 29,856
Maryland CDA, Series B, 3.20%, 9/1/39  10,000 8,399
Maryland CDA, Series B, 4.35%, 7/1/43  7,500 7,054
Maryland CDA, Series B, 4.50%, 9/1/48 (5) 3,675 3,700
Maryland CDA, Series C, 2.60%, 1/1/42  2,155 1,582
Maryland CDA, Series C, 2.95%, 7/1/56  2,115 1,394
Maryland CDA, Series C, 3.00%, 9/1/51  1,540 1,511
Maryland CDA, Series C, 3.50%, 3/1/50  4,655 4,634
Maryland CDA, Series C, 4.20%, 4/1/42  4,250 4,035
Maryland CDA, Series C, 4.55%, 7/1/43  4,150 4,040
Maryland CDA, Series C, 5.00%, 9/1/26  375 384
Maryland CDA, Series C, 5.00%, 9/1/29  2,975 3,151
Maryland CDA, Series C, 5.00%, 3/1/30  1,040 1,091
Maryland CDA, Series C, 5.00%, 3/1/31  1,500 1,574
Maryland CDA, Series C, 5.15%, 7/1/42  2,500 2,599
Maryland CDA, Series C, 5.75%, 9/1/54  5,880 6,228
Maryland CDA, Series C-1, 5.05%, 2/1/46 (6) 8,275 8,170
Maryland CDA, Series F, 5.00%, 7/1/48  980 964
Maryland CDA Local Government Infrastructure, Series A-1,
5.00%, 6/1/38  1,115 1,201

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland CDA Local Government Infrastructure, Series A-1,
5.00%, 6/1/43  1,500 1,569
Maryland CDA, Glen Manor Apts, Series G, 4.70%, 1/1/31  4,950 4,953
Maryland CDA, Villages at Marley Station, Series D-2, 3.30%,
1/1/29  6,750 6,740
Maryland Dept. of Housing & Community Dev., Series A,
4.50%, 9/1/45  11,980 11,613
Maryland Dept. of Housing & Community Dev., Series A,
4.55%, 9/1/44  1,500 1,472
Maryland Dept. of Housing & Community Dev., Series A,
4.60%, 3/1/51  2,400 2,276
Maryland Dept. of Housing & Community Dev., Series A,
6.25%, 9/1/55  12,100 13,308
Maryland Dept. of Housing & Community Dev., Series A,
6.25%, 3/1/56  4,545 5,053
Maryland Dept. of Housing & Community Dev., Series A-1,
4.00%, 6/1/54  1,600 1,384
Maryland Dept. of Housing & Community Dev., Series A-1,
5.00%, 6/1/38  1,015 1,079
Maryland Dept. of Housing & Community Dev., Series A-1,
5.00%, 6/1/39  1,050 1,108
Maryland Dept. of Housing & Community Dev., Series A-1,
5.00%, 6/1/44  3,975 4,105
Maryland Dept. of Housing & Community Dev., Series A-1,
5.50%, 6/1/49  2,150 2,297
Maryland Dept. of Housing & Community Dev., Series A-2,
4.25%, 6/1/54  1,300 1,162
Maryland Dept. of Housing & Community Dev., Series A-2,
5.00%, 6/1/38  440 468
Maryland Dept. of Housing & Community Dev., Series A-2,
5.00%, 6/1/39  455 480
Maryland Dept. of Housing & Community Dev., Series A-2,
5.00%, 6/1/40  855 889
Maryland Dept. of Housing & Community Dev., Series A-2,
5.00%, 6/1/44  2,130 2,200
Maryland Dept. of Housing & Community Dev., Series A-2,
5.00%, 6/1/45  1,240 1,249
Maryland Dept. of Housing & Community Dev., Series A-2,
5.50%, 6/1/49  1,000 1,067
Maryland Dept. of Housing & Community Dev., Series B,
4.60%, 7/1/49  1,915 1,814
Maryland Dept. of Housing & Community Dev., Series B,
4.70%, 7/1/54  3,045 2,872
Maryland Dept. of Housing & Community Dev., Series B,
4.80%, 7/1/59  2,875 2,775

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Dept. of Housing & Community Dev., Series C,
4.75%, 9/1/40 (6) 1,610 1,605
Maryland Dept. of Housing & Community Dev., Series C,
5.50%, 3/1/56 (6) 6,535 6,972
Maryland Dept. of Housing & Community Dev., Series C,
6.25%, 9/1/55  4,605 5,085
Maryland Dept. of Housing & Community Dev., Series D,
4.45%, 7/1/44  2,440 2,369
Maryland Dept. of Housing & Community Dev., Hopkins Village
Apartments, Series D, 4.80%, 7/1/42  15,685 15,480
Maryland Dept. of Housing & Community Dev., Local
Government Infrastructure, Series A-1, 5.00%, 6/1/40  1,975 2,069
Maryland Dept. of Housing & Community Dev., Local
Government Infrastructure, Series A-1, 5.00%, 6/1/45  2,470 2,508
Maryland DOT, 2.50%, 10/1/33  2,350 2,082
Maryland DOT, 3.00%, 5/1/31  500 487
Maryland DOT, 3.00%, 10/1/34  10,940 10,105
Maryland DOT, Series A, 2.125%, 10/1/36  1,700 1,337
Maryland DOT, Series A, 5.25%, 8/1/40 (1)(5) 1,250 1,314
Maryland DOT, Series A, 5.25%, 8/1/43 (1)(5) 1,500 1,546
Maryland DOT, Series A, 5.25%, 8/1/49 (1)(5) 3,400 3,450
Maryland DOT, Series A, 5.25%, 8/1/54 (1)(5) 15,000 15,159
Maryland DOT, Series B, 4.00%, 8/1/37 (5) 1,500 1,448
Maryland DOT, Series B, 4.00%, 8/1/38 (5) 1,500 1,430
Maryland DOT, Series B, 4.00%, 8/1/39 (5) 4,180 3,953
Maryland DOT, Series B, 4.00%, 8/1/40 (5) 5,925 5,535
Maryland DOT, Series B, 4.00%, 8/1/41 (5) 1,600 1,472
Maryland DOT, Series B, 4.00%, 8/1/51 (5) 11,665 9,738
Maryland DOT, Series B, 5.00%, 8/1/31 (5) 1,125 1,203
Maryland DOT, Series B, 5.00%, 8/1/32 (5) 1,420 1,509
Maryland DOT, Series B, 5.00%, 8/1/46 (5) 15,000 14,881
Maryland Economic Dev., Air Cargo Obligated Group, 4.00%,
7/1/39 (5) 3,205 2,919
Maryland Economic Dev., Air Cargo Obligated Group, 4.00%,
7/1/44 (5) 4,800 4,071
Maryland Economic Dev., Air Cargo Obligated Group, 5.00%,
7/1/25 (5) 510 510
Maryland Economic Dev., Air Cargo Obligated Group, 5.00%,
7/1/26 (5) 690 699
Maryland Economic Dev., Air Cargo Obligated Group, 5.00%,
7/1/28 (5) 375 390
Maryland Economic Dev., Air Cargo Obligated Group, 5.00%,
7/1/29 (5) 385 404
Maryland Economic Dev., Annapolis Mobility & Resilience
Project, 5.00%, 12/31/37  4,390 4,551

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Economic Dev., Annapolis Mobility & Resilience
Project, 5.00%, 12/31/42  3,970 3,997
Maryland Economic Dev., Annapolis Mobility & Resilience
Project, 5.25%, 12/31/47  5,940 6,007
Maryland Economic Dev., Annapolis Mobility & Resilience
Project, 5.25%, 6/30/53  1,185 1,188
Maryland Economic Dev., Baltimore City Project, Series A,
5.00%, 6/1/58  2,500 2,415
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/28  785 780
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/29  815 805
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/30  845 830
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/31  880 858
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/32  815 786
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/34  765 719
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/35  260 241
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/40  3,255 2,793
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/50  10,835 8,414
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
6/1/25  515 515
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
6/1/29 (2) 1,680 1,681
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
6/1/33 (2) 2,000 2,001
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
7/1/55  12,990 11,599
Maryland Economic Dev., College Park Leonardtown Project,
5.00%, 7/1/41 (1) 2,595 2,655
Maryland Economic Dev., College Park Leonardtown Project,
5.00%, 7/1/42 (1) 2,935 2,985
Maryland Economic Dev., College Park Leonardtown Project,
5.00%, 7/1/43 (1) 2,465 2,497
Maryland Economic Dev., College Park Leonardtown Project,
5.00%, 7/1/44 (1) 2,245 2,265
Maryland Economic Dev., College Park Leonardtown Project,
5.00%, 7/1/54 (1) 8,325 8,209
Maryland Economic Dev., College Park Leonardtown Project,
5.125%, 7/1/59 (1) 9,925 9,880

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Economic Dev., College Park Leonardtown Project,
5.25%, 7/1/64 (1) 6,055 6,051
Maryland Economic Dev., Constellation Energy Group,
Series B, VRDN, 4.10%, 10/1/36 (Tender 4/3/28)  10,000 10,127
Maryland Economic Dev., Core Natural Resources Project,
VRDN, 5.00%, 7/1/48 (Tender 3/27/35) (2) 10,615 10,350
Maryland Economic Dev., Morgan State Univ. Project, 4.00%,
7/1/40  6,055 5,504
Maryland Economic Dev., Morgan State Univ. Project, 4.25%,
7/1/50  4,850 4,166
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/25  1,285 1,286
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/26  600 609
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/27  665 685
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/28  490 511
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/29  810 852
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/30  1,095 1,160
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/31  1,000 1,065
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/32  1,805 1,926
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/34  2,500 2,631
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/50  11,970 11,604
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/56  17,960 17,134
Maryland Economic Dev., Morgan State Univ. Project, Series A,
5.25%, 7/1/29  295 313
Maryland Economic Dev., Morgan State Univ. Project, Series A,
5.25%, 7/1/30  670 717
Maryland Economic Dev., Morgan State Univ. Project, Series A,
5.25%, 7/1/31  585 631
Maryland Economic Dev., Morgan State Univ. Project, Series A,
5.25%, 7/1/32  500 541
Maryland Economic Dev., Morgan State Univ. Project, Series A,
5.25%, 7/1/33  545 586
Maryland Economic Dev., Morgan State Univ. Project, Series A,
5.375%, 7/1/38  1,220 1,283
Maryland Economic Dev., Morgan State Univ. Project, Series A,
5.75%, 7/1/53  8,440 8,747

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Economic Dev., Morgan State Univ. Project, Series A,
6.00%, 7/1/58  8,000 8,383
Maryland Economic Dev., Purple Line Light Rail Project,
Series A, 5.00%, 11/12/28 (5) 1,545 1,558
Maryland Economic Dev., Purple Line Light Rail Project,
Series B, 5.00%, 6/30/39 (5) 415 417
Maryland Economic Dev., Purple Line Light Rail Project,
Series B, 5.00%, 6/30/40 (5) 1,750 1,740
Maryland Economic Dev., Purple Line Light Rail Project,
Series B, 5.00%, 6/30/41 (5) 2,850 2,800
Maryland Economic Dev., Purple Line Light Rail Project,
Series B, 5.00%, 12/31/41 (5) 2,500 2,455
Maryland Economic Dev., Purple Line Light Rail Project,
Series B, 5.25%, 6/30/47 (5) 5,110 5,073
Maryland Economic Dev., Purple Line Light Rail Project,
Series B, 5.25%, 6/30/52 (5) 4,000 3,899
Maryland Economic Dev., Purple Line Light Rail Project,
Series B, 5.25%, 6/30/55 (5) 29,815 29,137
Maryland Economic Dev., Salisbury Univ. Project, 5.00%,
6/1/27  525 525
Maryland Economic Dev., Salisbury Univ. Project, 5.00%,
6/1/30  805 805
Maryland Economic Dev., Salisbury Univ. Project, 5.00%,
6/1/34  1,030 1,030
Maryland Economic Dev., Seagirt Marine Terminal Project,
5.00%, 6/1/44 (5) 6,400 6,187
Maryland Economic Dev., Seagirt Marine Terminal Project,
5.00%, 6/1/49 (5) 10,755 10,077
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/25  400 400
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/27  1,870 1,872
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/28  175 179
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/29  1,775 1,776
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/30  325 331
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/31  675 686
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/32  650 659
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/36  2,125 2,136
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/37  3,000 3,000
Maryland Economic Dev., Towson Univ. Project, Series 2017,
5.00%, 7/1/27  185 189
Maryland Economic Dev., Towson Univ. Project, Series 2017,
5.00%, 7/1/29  215 219
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/25  1,000 1,000
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/29  500 517

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/30  1,515 1,561
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/31  4,850 4,990
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/32  2,750 2,823
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/35  8,920 9,082
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 4.00%, 7/1/26 (1) 505 509
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 5.00%, 7/1/27 (1) 800 815
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 5.00%, 7/1/28 (1) 525 534
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 5.00%, 7/1/29 (1) 560 569
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 5.00%, 7/1/30 (1) 1,325 1,345
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 5.00%, 7/1/31 (1) 705 715
Maryland Economic Dev., Univ. of Maryland College Park
Project, 4.00%, 6/1/26 (1) 1,815 1,829
Maryland Economic Dev., Univ. of Maryland College Park
Project, 5.00%, 6/1/27 (1) 2,345 2,385
Maryland Economic Dev., Univ. of Maryland College Park
Project, 5.00%, 6/1/28 (1) 3,405 3,458
Maryland Economic Dev., Univ. of Maryland College Park
Project, 5.00%, 6/1/29 (1) 3,100 3,145
Maryland Economic Dev., Univ. of Maryland College Park
Project, 5.00%, 6/1/30 (1) 4,305 4,365
Maryland Economic Dev., Univ. of Maryland College Park
Project, 5.00%, 6/1/31 (1) 4,020 4,074
Maryland Economic Dev., Univ. of Maryland College Park
Project, 5.00%, 6/1/35 (1) 15,010 15,132
Maryland Economic Dev., Univ. of Maryland College Park
Project, 5.00%, 6/1/43 (1) 6,910 6,914
Maryland Economic Dev., Univ. of Maryland Project, 4.00%,
7/1/25 (3) 600 600
Maryland Economic Dev., Univ. of Maryland Project, 5.00%,
7/1/26 (Prerefunded 7/1/25) (7) 635 636
Maryland Economic Dev., Univ. of Maryland Project, 5.00%,
7/1/27 (Prerefunded 7/1/25) (7) 500 501
Maryland Economic Dev., Univ. of Maryland Project, 5.00%,
7/1/31 (Prerefunded 7/1/25) (7) 2,350 2,353
Maryland Economic Dev., Univ. of Maryland Project, 5.00%,
7/1/35 (Prerefunded 7/1/25) (7) 3,845 3,850

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Economic Dev., Univ. of Maryland Project, 5.00%,
7/1/39 (Prerefunded 7/1/25) (7) 3,850 3,856
Maryland Economic Dev., Univ. Village at Sheppard Pratt,
5.00%, 7/1/27  1,880 1,876
Maryland Economic Dev., Univ. Village at Sheppard Pratt,
5.00%, 7/1/33  5,065 4,957
Maryland HHEFA, 5.875%, 7/1/43 (2) 2,000 2,003
Maryland HHEFA, 6.125%, 7/1/53 (2) 3,745 3,747
Maryland HHEFA, 6.25%, 7/1/63 (2) 6,000 6,009
Maryland HHEFA, Adventist Healthcare, 4.00%, 1/1/28  950 958
Maryland HHEFA, Adventist Healthcare, 4.00%, 1/1/30  655 659
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/26  910 915
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/27  520 531
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/28  375 388
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/29  580 604
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/30  555 582
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/36  2,340 2,397
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/36  1,540 1,562
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/46  18,660 18,687
Maryland HHEFA, Andrews Public Charter, 5.50%, 5/1/42 (2) 820 774
Maryland HHEFA, Andrews Public Charter, 5.50%, 5/1/52 (2) 1,500 1,369
Maryland HHEFA, Broadmead, Series A, 4.00%, 7/1/35  320 317
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/26  780 788
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/28  205 211
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/29  1,000 1,031
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/31  530 546
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/32  1,000 1,031
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/38  2,870 2,914
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/43  2,800 2,802
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/48  5,100 4,942
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/27  1,200 1,219
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/28  605 615
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/36  1,835 1,854
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/45  14,760 14,782
Maryland HHEFA, Doctors Community Hosp., Series A, 5.00%,
7/1/38  2,500 2,510
Maryland HHEFA, Edenwald Issue, Retirement Fac., 4.00%,
1/1/29  1,515 1,502

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland HHEFA, Edenwald Issue, Retirement Fac., 4.125%,
1/1/30  995 987
Maryland HHEFA, Edenwald Issue, Retirement Fac., 5.00%,
1/1/26  1,015 1,016
Maryland HHEFA, Edenwald Issue, Retirement Fac., 5.00%,
1/1/27  1,920 1,921
Maryland HHEFA, Edenwald Issue, Retirement Fac., 5.00%,
1/1/28  2,070 2,071
Maryland HHEFA, Edenwald Issue, Retirement Fac., 5.25%,
1/1/37  17,820 17,823
Maryland HHEFA, Frederick Health System, 4.00%, 7/1/50  11,565 9,570
Maryland HHEFA, Frederick Health System, 5.00%, 7/1/33 (1) 920 1,000
Maryland HHEFA, Greater Baltimore Medical Center, Series A,
2.50%, 7/1/51  3,970 2,386
Maryland HHEFA, Greater Baltimore Medical Center, Series A,
3.00%, 7/1/46  13,535 9,746
Maryland HHEFA, Green Street Academy, Series A, 5.00%,
7/1/27 (2) 205 206
Maryland HHEFA, Green Street Academy, Series A, 5.125%,
7/1/37 (2) 1,265 1,228
Maryland HHEFA, Green Street Academy, Series A, 5.25%,
7/1/47 (2) 1,800 1,669
Maryland HHEFA, Green Street Academy, Series A, 5.375%,
7/1/52 (2) 1,530 1,401
Maryland HHEFA, Helix Health Issue, 5.00%, 7/1/27 (3)(8) 5,280 5,366
Maryland HHEFA, Johns Hopkins Health System, Series A,
VRDN, 2.95%, 6/1/48  5,380 5,380
Maryland HHEFA, Johns Hopkins Medical Institution, 5.50%,
7/1/26 (8) 1,025 1,032
Maryland HHEFA, Johns Hopkins Medical Institution, Series A,
5.00%, 5/15/37  5,000 5,003
Maryland HHEFA, Johns Hopkins Medical Institution, Series B,
4.60%, 7/1/38 (8) 890 896
Maryland HHEFA, Johns Hopkins Univ., Series B, 4.25%,
7/1/41  18,475 17,704
Maryland HHEFA, Johns Hopkins Univ., Series B, 5.00%,
7/1/38  6,590 6,592
Maryland HHEFA, Lifebridge Health, 4.00%, 7/1/42  1,330 1,202
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/44  2,000 1,986
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/49  7,335 7,410
Maryland HHEFA, LifeBridge Health, 5.00%, 7/1/31  1,060 1,078
Maryland HHEFA, LifeBridge Health, 5.00%, 7/1/32  1,210 1,229
Maryland HHEFA, LifeBridge Health, 5.00%, 7/1/33  1,175 1,192
Maryland HHEFA, LifeBridge Health, 5.00%, 7/1/34  3,925 4,012
Maryland HHEFA, LifeBridge Health, 5.00%, 7/1/47  1,000 979

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland HHEFA, LifeBridge Health, 5.00%, 7/1/54  5,125 5,142
Maryland HHEFA, LifeBridge Health, 5.25%, 7/1/54  3,490 3,578
Maryland HHEFA, LifeBridge Health, Series 2017, 5.00%,
7/1/33  1,015 1,040
Maryland HHEFA, Loyola Univ., 4.00%, 10/1/39  5,505 5,171
Maryland HHEFA, Maryland Institute College of Art, 4.00%,
6/1/42  2,185 1,882
Maryland HHEFA, Maryland Institute College of Art, 5.00%,
6/1/25  100 100
Maryland HHEFA, Medlantic/Helix Issue, Series A, 5.25%,
8/15/38 (1) 8,460 9,247
Maryland HHEFA, Medlantic/Helix Issue, Series B, 5.25%,
8/15/38 (8) 16,995 18,393
Maryland HHEFA, MedStar Health, 5.00%, 8/15/31  5,080 5,083
Maryland HHEFA, MedStar Health, 5.00%, 8/15/38  900 900
Maryland HHEFA, MedStar Health, 5.00%, 8/15/42  15,350 14,937
Maryland HHEFA, MedStar Health, Series A, 4.00%, 5/15/47  14,090 12,080
Maryland HHEFA, MedStar Health, Series A, 5.00%, 8/15/27  4,005 4,007
Maryland HHEFA, MedStar Health, Series A, 5.00%, 8/15/38  2,045 2,045
Maryland HHEFA, MedStar Health, Series A, 5.00%, 8/15/41  10,840 10,625
Maryland HHEFA, MedStar Health, Series A, 5.00%, 5/15/42  5,595 5,514
Maryland HHEFA, MedStar Health, Series A, 5.00%, 5/15/45  8,145 7,931
Maryland HHEFA, MedStar Health, Series B, 4.00%, 8/15/38  1,765 1,695
Maryland HHEFA, MedStar Health, Series B, 5.00%, 8/15/31  5,615 5,619
Maryland HHEFA, MedStar Health, Series B, 5.00%, 8/15/33  2,000 2,001
Maryland HHEFA, MedStar Health, Series B, 5.00%, 8/15/38  10,520 10,522
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/32  1,830 1,853
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/33  1,000 1,011
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/34  1,200 1,212
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/35  4,930 4,972
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/36  3,200 3,223
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/38  9,060 9,094
Maryland HHEFA, Meritus Health, 5.00%, 7/1/41 (1)(6) 6,135 6,354
Maryland HHEFA, Meritus Health, 5.00%, 7/1/42 (1)(6) 6,250 6,413
Maryland HHEFA, Meritus Health, 5.00%, 7/1/43 (1)(6) 2,575 2,618
Maryland HHEFA, Meritus Health, 5.00%, 7/1/44 (1)(6) 3,970 4,021
Maryland HHEFA, Meritus Health, 5.00%, 7/1/45 (1)(6) 3,000 3,019
Maryland HHEFA, Meritus Health, 5.00%, 7/1/46 (1)(6) 6,245 6,277
Maryland HHEFA, Meritus Medical Center, 4.00%, 7/1/30  1,170 1,165

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/28  1,030 1,031
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/34  1,000 1,001
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/40  23,375 23,374
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/45  24,800 24,035
Maryland HHEFA, Peninsula Regional Health System, 5.00%,
7/1/34  1,000 1,036
Maryland HHEFA, Peninsula Regional Health System, Series A,
4.00%, 7/1/48  1,910 1,624
Maryland HHEFA, Saint John's College, 4.00%, 10/1/40  1,000 904
Maryland HHEFA, Stevenson Univ. Project, 4.00%, 6/1/35  1,700 1,612
Maryland HHEFA, Stevenson Univ. Project, 4.00%, 6/1/36  500 468
Maryland HHEFA, Stevenson Univ. Project, 4.00%, 6/1/37  2,965 2,738
Maryland HHEFA, Stevenson Univ. Project, 4.00%, 6/1/39  2,490 2,225
Maryland HHEFA, Stevenson Univ. Project, 4.00%, 6/1/40  650 571
Maryland HHEFA, Stevenson Univ. Project, 4.00%, 6/1/41  1,375 1,187
Maryland HHEFA, Stevenson Univ. Project, 5.00%, 6/1/29  1,125 1,167
Maryland HHEFA, Stevenson Univ. Project, 5.00%, 6/1/31  1,255 1,311
Maryland HHEFA, Stevenson Univ. Project, 5.00%, 6/1/33  1,375 1,420
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/34  745 714
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/38  790 716
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/46  8,015 6,698
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/51  12,845 10,344
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/55  11,685 9,195
Maryland HHEFA, Stevenson Univ. Project, Series A, 5.00%,
6/1/32  850 883
Maryland HHEFA, Univ. of Maryland Medical System, 5.00%,
7/1/33  5,305 5,310
Maryland HHEFA, Univ. of Maryland Medical System, 5.00%,
7/1/34  2,910 2,912
Maryland HHEFA, Univ. of Maryland Medical System, 5.00%,
7/1/35  2,100 2,101
Maryland HHEFA, Univ. of Maryland Medical System, Series A,
5.00%, 7/1/41  1,500 1,558
Maryland HHEFA, Univ. of Maryland Medical System, Series A,
5.00%, 7/1/42  1,000 1,029
Maryland HHEFA, Univ. of Maryland Medical System, Series A,
5.25%, 7/1/52  25,000 25,216
Maryland HHEFA, Univ. of Maryland Medical System, Series B,
5.00%, 7/1/34  500 512

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland HHEFA, Univ. of Maryland Medical System,
Series B-2, VRDN, 5.00%, 7/1/45 (Tender 7/1/27)  4,665 4,765
Maryland HHEFA, Univ. of Maryland Medical System,
Series C-1, VRDN, 3.10%, 7/1/55  1,500 1,500
Maryland HHEFA, Univ. of Maryland Medical System, Series D,
4.00%, 7/1/48  3,500 3,052
Maryland HHEFA, Univ. of Maryland Medical System, Series D,
VRDN, 3.00%, 7/1/41  5,000 5,000
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, 5.00%, 5/1/35  1,135 1,180
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, 5.00%, 5/1/50  41,760 43,456
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, Series B, 5.00%, 5/1/47  13,590 14,244
Maryland Stadium Auth., Built to Learn Revenue, 2.75%, 6/1/51  1,160 750
Maryland Stadium Auth., Built to Learn Revenue, 5.00%, 6/1/54  11,980 12,064
Maryland Stadium Auth., Built to Learn Revenue, 5.25%, 6/1/51  1,500 1,546
Maryland Stadium Auth., Built to Learn Revenue, Series A,
4.00%, 6/1/41  3,980 3,749
Maryland Stadium Auth., Built to Learn Revenue, Series A,
4.00%, 6/1/47  4,000 3,545
Maryland Stadium Auth., Built to Learn Revenue, Series A,
4.00%, 6/1/52  11,425 9,942
Maryland Transportation Auth., Series A, 2.50%, 7/1/47  4,915 3,173
Maryland Transportation Auth., Series A, 3.00%, 7/1/40  400 325
Maryland Transportation Auth., Series A, 3.00%, 7/1/47  10,775 7,895
Maryland Transportation Auth., Series A, 5.00%, 7/1/34  1,325 1,446
Maryland Transportation Auth., Baltimore/Washington Int'l.
Airport, 4.00%, 6/1/38 (5) 7,830 7,407
Maryland Transportation Auth., Baltimore/Washington Int'l.
Airport, 5.00%, 6/1/25 (5) 2,690 2,690
Maryland Transportation Auth., Baltimore/Washington Int'l.
Airport, 5.00%, 6/1/26 (5) 2,820 2,822
Maryland Transportation Auth., Baltimore/Washington Int'l.
Airport, 5.00%, 6/1/27 (5) 2,965 2,965
Maryland Transportation Auth., Baltimore/Washington Int'l.
Airport, 5.00%, 6/1/28 (5) 2,250 2,347
Maryland Transportation Auth., Baltimore/Washington Int'l.
Airport, 5.00%, 6/1/30 (5) 2,615 2,753
Maryland Transportation Auth., Baltimore/Washington Int'l.
Airport, 5.00%, 6/1/32 (5) 1,125 1,169
Maryland Transportation Auth., Baltimore/Washington Int'l.
Airport, Series 2012A, 5.00%, 6/1/28 (5) 3,110 3,111
Maryland Transportation Auth., Transportation Fac. Project,
4.00%, 7/1/45  8,170 7,327

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Transportation Auth., Transportation Fac. Project,
4.00%, 7/1/50  5,755 5,041
Maryland Transportation Auth., Transportation Fac. Project,
Series A, 5.00%, 7/1/42  4,935 5,191
Montgomery County, Series A, GO, 3.00%, 11/1/37  7,365 6,444
Montgomery County, Series A, GO, 4.00%, 8/1/38  10,070 9,996
Montgomery County, Series A, GO, 4.00%, 8/1/39  4,000 3,948
Montgomery County, Series A, GO, 4.00%, 8/1/41  10,000 9,706
Montgomery County, Series E, GO, VRDN, 2.85%, 11/1/37  11,555 11,555
Montgomery County Housing Opportunities Commission,
Series A, 3.00%, 1/1/50  6,170 6,044
Montgomery County Housing Opportunities Commission,
Series A, 3.85%, 7/1/34  5,000 4,957
Montgomery County Housing Opportunities Commission,
Series A, 4.00%, 7/1/46  425 425
Montgomery County Housing Opportunities Commission,
Series A, 4.80%, 7/1/49  5,000 4,973
Montgomery County Housing Opportunities Commission,
Series A, 4.90%, 7/1/55  5,000 4,889
Montgomery County Housing Opportunities Commission,
Series A, 5.00%, 7/1/52  4,055 4,165
Montgomery County Housing Opportunities Commission,
Series A, 5.75%, 7/1/54  7,730 8,260
Montgomery County Housing Opportunities Commission,
Series C, 2.85%, 1/1/51  34,785 23,179
Montgomery County Housing Opportunities Commission,
Series C, 5.00%, 1/1/35  490 532
Montgomery County Housing Opportunities Commission,
Series C, 5.00%, 1/1/36  485 522
Montgomery County Housing Opportunities Commission,
Series C, 5.00%, 1/1/37  555 593
Montgomery County Housing Opportunities Commission,
Series C, 5.00%, 1/1/38  485 513
Montgomery County Housing Opportunities Commission,
Series C, 5.50%, 1/1/48  2,975 3,139
Montgomery County Housing Opportunities Commission,
Series C, 5.75%, 1/1/58  5,335 5,678
Montgomery County Housing Opportunities Commission,
Series C, 5.75%, 1/1/63  8,300 8,834
Montgomery County Housing Opportunities Commission,
Series C, 5.75%, 1/1/66  11,040 11,751
Montgomery County Housing Opportunities Commission,
Sustainable Bond, Series A, VRDN, 3.00%, 1/1/63  3,100 3,100
Montgomery County, Consolidated Public Improvement,
Series A, GO, 3.75%, 11/1/38  1,110 1,065

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Montgomery County, Consolidated Public Improvement Project,
Series A, GO, 2.00%, 8/1/41  5,000 3,339
Montgomery County, Friends House Retirement Community,
Series A, 5.375%, 7/1/48  3,500 2,891
Montgomery County, Trinity Healthcare, 4.00%, 12/1/44  10,740 9,443
Montgomery County, Trinity Healthcare, 5.00%, 12/1/44  5,000 4,936
Montgomery County, West Germantown Dev. Dist., 4.00%,
7/1/26  505 505
Montgomery County, West Germantown Dev. Dist., 4.00%,
7/1/27  1,000 1,000
Prince George's County Auth., Suitland-Naylor Road, 5.00%,
7/1/46 (2) 3,500 3,362
Prince George's County, Westphalia Town Center Project,
5.125%, 7/1/39 (2) 1,350 1,337
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/26  1,000 1,005
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/30  790 797
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/32  525 527
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/37  5,140 5,010
Rockville, Ingelside at King Farm, Series A-2, 5.00%, 11/1/25  500 500
Rockville, Ingelside at King Farm, Series A-2, 5.00%, 11/1/26  500 502
Rockville, Ingelside at King Farm, Series A-2, 5.00%, 11/1/28  1,375 1,389
Rockville, Ingelside at King Farm, Series A-2, 5.00%, 11/1/30  1,515 1,528
Rockville, Ingelside at King Farm, Series A-2, 5.00%, 11/1/35  2,100 2,087
Rockville, Ingelside at King Farm, Series B, 4.25%, 11/1/37  1,000 899
Rockville, Ingelside at King Farm, Series B, 4.50%, 11/1/43  1,675 1,432
Rockville, Ingelside at King Farm, Series B, 5.00%, 11/1/42  4,750 4,373
Rockville, Ingelside at King Farm, Series B, 5.00%, 11/1/47  7,170 6,360
Saint Mary's County, GO, 4.00%, 8/1/40  2,050 2,014
Univ. System of Maryland, Auxiliary Fac. & Tuition, Series A,
3.125%, 4/1/35  280 263
Univ. System of Maryland, Auxiliary Fac. & Tuition, Series A,
4.00%, 4/1/41  3,295 3,125
Univ. System of Maryland, Auxiliary Fac. & Tuition, Series A,
4.00%, 4/1/42  3,435 3,204
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/28  1,875 1,886
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/29  1,950 1,964
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/36  1,500 1,446
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/42  5,100 4,564
Washington Suburban Sanitary Commission, 4.50%, 6/1/46  12,065 11,918
Washington Suburban Sanitary Commission, 4.50%, 6/1/47  11,505 11,304

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Washington Suburban Sanitary Commission, Series A,
VRDN,BAN, 3.05%, 6/1/27  4,635 4,635
Washington Suburban Sanitary Commission, Series B,
VRDN,BAN, 3.00%, 6/1/27  400 400
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 2.25%, 6/1/41  3,710 2,617
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 3.00%, 6/1/44  5,945 4,563
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 3.00%, 6/1/48  1,000 738
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 4.00%, 6/1/36  5,000 5,026
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 4.00%, 6/1/46  5,000 4,624
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 4.00%, 6/1/48  7,500 6,824
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 4.00%, 6/1/50  9,325 8,447
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 4.00%, 6/1/51  10,000 9,030
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 4.00%, 6/1/52  5,000 4,475
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 5.00%, 6/1/35  2,225 2,254
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 5.00%, 6/1/41  1,700 1,810
Washington Suburban Sanitary Commission, Second Series,
4.50%, 6/1/46  1,205 1,190
Westminster, Lutheran Village at Millers Grant, Series A, 6.00%,
7/1/34  2,800 2,801
Westminster, Lutheran Village at Millers Grant, Series A,
6.125%, 7/1/39  2,500 2,500
Westminster, Lutheran Village at Millers Grant, Series A, 6.25%,
7/1/44  4,725 4,630
2,137,751
PUERTO RICO  4.7%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (9) 13,350 8,010
Puerto Rico Commonwealth, GO, VR, 11/1/51 (9) 8,857 5,425
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/37 (2) 2,000 2,025
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/37 (2) 1,000 1,011
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  2,709 1,833

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  4,935 4,744
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  7,717 7,283
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  4,024 3,715
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  1,000 1,026
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (10)
(11) 55 30
Puerto Rico Electric Power Auth., Series A, 6.75%, 7/1/36 (10)
(11) 4,690 2,562
Puerto Rico Electric Power Auth., Series AAA, 5.25%,
7/1/27 (10)(11) 850 464
Puerto Rico Electric Power Auth., Series AAA, 5.25%,
7/1/30 (10)(11) 1,925 1,052
Puerto Rico Electric Power Auth., Series CCC, 5.00%,
7/1/27 (10)(11) 85 46
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/28 (10)(11) 210 115
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (10)
(11) 270 148
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24 (10)
(11) 1,045 571
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (10)
(11) 340 186
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (10)
(11) 415 227
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (10)
(11) 55 30
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/37 (10)
(11) 1,760 961
Puerto Rico Electric Power Auth., Series WW, 5.00%,
7/1/28 (10)(11) 45 25
Puerto Rico Electric Power Auth., Series WW, 5.25%,
7/1/33 (10)(11) 460 251
Puerto Rico Electric Power Auth., Series WW, 5.50%,
7/1/18 (10)(11) 225 123
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (10)
(11) 95 52
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (10)
(11) 255 139
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (10)
(11) 195 107
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (10)
(11) 65 36

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (10)
(11) 110 60
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/19 (10)
(11) 1,110 606
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (10)
(11) 90 49
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (10)
(11) 830 453
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (10)
(11) 240 131
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (10)
(11) 95 52
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  23,070 21,093
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  19,315 18,116
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  11,842 11,045
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.536%,
7/1/53  3,249 2,811
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.784%,
7/1/58  4,744 4,246
Puerto Rico Sales Tax Fin., Restructured, Series B-1, Zero
Coupon, 7/1/46  4,613 1,469
Puerto Rico Sales Tax Fin., Restructured, Series B-2, 4.329%,
7/1/40  4,500 4,193
Puerto Rico Sales Tax Fin., Restructured, Converted,
Series A-2, 4.329%, 7/1/40  1,430 1,332
107,853
Total Investments in Securities  100.7%
(Cost $2,428,274) $ 2,312,278
Other Assets Less Liabilities (0.7)% (15,151)
Net Assets 100.0% $ 2,297,127
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Insured by Assured Guaranty Incorporated
(2) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $60,746 and represents 2.6% of net assets.
(3) Escrowed to maturity
(4) Insured by Financial Guaranty Insurance Company
(5) Interest subject to alternative minimum tax.

T. ROWE PRICE Maryland Tax-Free Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
.
.
.
.
.
.
.
.
.
.
(6) When-issued security
(7) Prerefunded date is used in determining portfolio maturity.
(8) Insured by AMBAC Assurance Corporation
(9) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(10) Non-income producing
(11) Obligor has failed to make a scheduled interest and/or principal payment or is in default.
BAN Bond Anticipation Note
CDA Community Development Administration/Authority
DOT Department of Transportation
GO General Obligation
HHEFA Health & Higher Educational Facility Authority
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Maryland Tax-Free Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Maryland Tax-Free Bond Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Maryland Tax-Free Bond Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree

T. ROWE PRICE Maryland Tax-Free Bond Fund

of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs  On May 31, 2025 , all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F87-054Q1 05/25